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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864

                          Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 31, 2004 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

   				    PIONEER
                                ----------------
                                      BOND
                                      FUND

                                     Annual
                                     Report

                                     6/30/05


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                 1

Portfolio Summary                                                     2

Prices and Distributions                                              3

Performance Update                                                    4

Comparing Ongoing Fund Expenses                                      10

Portfolio Management Discussion                                      12

Schedule of Investments                                              15

Financial Statements                                                 31

Notes to Financial Statements                                        41

Report of Independent Registered Public Accounting Firm              48

Factors Considered by the Independent Trustees in Approving
the Management Contract                                              49

Trustees, Officers and Service Providers                             54

Pioneer Bond Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood,

Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Government Securities                             62.8%
U.S. Corporate Bonds                                   28.0%
Temporary Cash Investment                               4.1%
Asset Backed Securities                                 3.4%
Collateralized Mortgage Obligations                     0.9%
Municipal Bonds                                         0.8%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of holdings)

[The following data was represented as a pie chart in the printed material]

Treasury/Agency                                        63.4%
BBB                                                    17.7%
BB                                                      8.7%
B & Lower                                               4.6%
A                                                       2.1%
AA                                                      0.5%
Commercial Paper                                        3.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.      Government National Mortgage Association, 6.0%, 11/20/33    3.28%
 2.      U.S. Treasury Notes, 5.375%, 2/15/31                        2.56
 3.      Federal Home Loan Mortgage Corp., 6.0%, 5/1/34              1.98
 4.      U.S. Treasury Bonds, 5.25%, 11/15/28                        1.84
 5.      Federal National Mortgage Association, 5.5%, 9/1/19         1.42
 6.      U.S. Treasury Strip, Zero Coupon, 2/15/11                   1.28
 7.      Government National Mortgage Association, 5.5%, 7/15/34     1.21
 8.      Federal Home Loan Mortgage Corp., 4.5%, 5/1/20              1.20
 9.      Thomas & Betts Corp., 7.25%, 6/1/13                         1.04
10.      Federal Home Loan Mortgage Corp., 5.0%, 6/1/35              1.02

* This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class         6/30/05         6/30/04
 -----         -------         -------
    A           $9.40           $9.18
    B           $9.36           $9.14
    C           $9.32           $9.11
    R           $9.50           $9.28
    Y           $9.33           $9.12

 Class         6/30/05         12/10/04
 -----         -------         --------
Investor        $9.40           $9.40

Distributions Per Share
--------------------------------------------------------------------------------

                           7/1/04 - 6/30/05
               ----------------------------------------
                Net
             Investment     Short-Term      Long-Term
 Class         Income     Capital Gains   Capital Gains
 -----         ------     -------------   -------------
    A          $0.4675       $ -               $ -
    B          $0.3846       $ -               $ -
    C          $0.3891       $ -               $ -
    R          $0.4425       $ -               $ -
    Y          $0.5104       $ -               $ -

                         12/10/04 - 6/30/05
               ----------------------------------------
                Net
             Investment     Short-Term      Long-Term
 Class         Income     Capital Gains   Capital Gains
 -----         ------     -------------   -------------
Investor      $0.2622        $ -               $ -

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                                          Public
                           Net Asset     Offering
Period                     Value (NAV)   Price (POP)
10 Years                    6.34%         5.86%
5 Years                     8.04          7.02
1 Year                      7.64          2.83

[The following data was represented as a line chart in the printed material]

                       Lehman
                      Brothers
        Pioneer       Aggregate
          Bond          Bond
          Fund          Index
6/95     $ 9,550       $10,000
         $ 9,934       $10,501
6/97     $10,638       $11,358
         $11,706       $12,554
6/99     $11,864       $12,947
         $12,018       $13,536
6/01     $13,304       $15,057
         $14,308       $16,357
6/03     $15,937       $18,058
         $16,412       $18,118
6/05     $17,668       $19,353

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                              If         If
Period                       Held     Redeemed
10 Years                    5.47%      5.47%
5 Years                     7.10       7.10
1 Year                      6.72       2.72

[The following data was represented as a line chart in the printed material]

                       Lehman
                      Brothers
        Pioneer       Aggregate
          Bond          Bond
          Fund          Index
6/95     $10,000       $10,000
         $10,314       $10,501
6/97     $10,958       $11,358
         $11,968       $12,554
6/99     $12,037       $12,947
         $12,095       $13,536
6/01     $13,269       $15,057
         $14,168       $16,357
6/03     $15,648       $18,058
         $15,967       $18,118
6/05     $17,040       $19,353

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                              If         If
Period                       Held     Redeemed
Life-of-Class
(1/31/96)                   5.04%      5.04%
5 Years                     6.98       6.98
1 Year                      6.68       6.68

[The following data was represented as a line chart in the printed material]

                       Lehman
                      Brothers
        Pioneer       Aggregate
          Bond          Bond
          Fund          Index
1/96     $10,000       $10,000
         $ 9,701       $ 9,813
6/97     $10,296       $10,613
         $11,235       $11,731
6/99     $11,302       $12,099
         $11,343       $12,649
6/01     $12,416       $14,071
         $13,228       $15,286
6/03     $14,588       $16,875
         $14,896       $16,931
6/05     $15,891       $18,084

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)
                              If         If
Period                       Held     Redeemed
Life-of-Class
12/10/04                     2.84%      2.84%

                     Lehman         Lehman
                   Government/     Brothers
        Pioneer      Credit       Aggregate
          Bond        Bond           Bond
          Fund        Index         Index
12/04    $10,000     $10,000      $10,000
6/05     $10,264     $10,275      $10,251

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                              If         If
Period                       Held     Redeemed
10 Years                    6.02%      6.02%
5 Years                     7.88       7.88
1 Year                      7.27       7.27

[The following data was represented as a line chart in the printed material]

                       Lehman
                      Brothers
        Pioneer       Aggregate
          Bond          Bond
          Fund          Index
6/95     $10,000       $10,000
         $10,354       $10,501
6/97     $11,029       $11,358
         $12,074       $12,554
6/99     $12,175       $12,947
         $12,277       $13,536
6/01     $13,524       $15,057
         $14,469       $16,357
6/03     $16,202       $18,058
         $16,720       $18,118
6/05     $17,935       $19,353

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of June 30, 2005)
                              If         If
Period                       Held     Redeemed
10 Years                    6.52%      6.52%
5 Years                     8.36       8.36
1 Year                      8.07       8.07

[The following data was represented as a line chart in the printed material]

                       Lehman
                      Brothers
        Pioneer       Aggregate
          Bond          Bond
          Fund          Index
6/95     $10,000       $10,000
         $10,402       $10,501
6/97     $11,139       $11,358
         $12,257       $12,554
6/99     $12,423       $12,947
         $12,584       $13,536
6/01     $13,930       $15,057
         $15,032       $16,357
6/03     $16,815       $18,058
         $17,400       $18,118
6/05     $18,804       $19,353

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 9/20/01. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on actual returns from January 1, 2005 through June 30, 2005

                                                                Investor
Share Class                 A            B            C          Class          R            Y
----------------------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/05

Ending Account Value    $1,025.92    $1,021.24    $1,020.47    $1,026.45    $1,024.45    $1,027.09
(after expenses) On
6/30/05

Expenses Paid           $    4.99    $    9.42    $    9.27    $    3.04    $    5.97    $    3.11
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.95%, 1.92%, 0.74%, 1.31% and 0.61%, for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005

                                                                Investor
Share Class                 A            B            C          Class          R            Y
----------------------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/05

Ending Account Value    $1,019.59    $1,015.12    $1,015.32    $1,021.12    $1,018.30    $1,021.77
(after expenses) On
6/30/05

Expenses Paid           $    4.98    $    9.39    $    9.25    $    3.03    $    5.95    $    3.10
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.95%, 1.92%, 0.74%, 1.31%, and 0.61%, for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

The domestic economy, despite periodic short-term worries about its strength, rose throughout the 12-month period ending June 30, 2005. While the U.S. Federal Reserve raised short-term interest rates nine different times, between June 29, 2004, and June 30, 2005, the yields of most long-term securities actually declined, contributing to a continued easing of financial conditions. In this environment, Treasuries, corporate bonds and mortgages all produced positive results, and longer-maturity securities outperformed short-term. In the following interview, Kenneth J. Taubes discusses the factors that influenced Pioneer Bond Fund's performance during the 12 months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.

Q:   How did the Fund perform during the 12 months ended June 30, 2005?

A: Pioneer Bond Fund performed very well. For the 12 month period, the Fund's Class A shares had a total return of 7.64%, at net asset value. During the same 12 months, the benchmark Lehman Brothers Aggregate Bond Index returned 6.80%, while the average return of the 200 funds in Lipper's Corporate Debt A-Rated Bond Fund category was 6.60%. The Fund continued to pay a competitive yield to shareholders. At the end of the fiscal year, on June 30, 2005, the standardized 30-day SEC yield on Class A shares was 4.05%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the factors that influenced Fund performance?

A: It was an unusual period in the fixed-income markets. The fiscal year began just two days after the Federal Reserve on June 29, 2004, began to raise the Fed funds rate, an influential short-term rate. Over the course of the following 12 months, the Fed raised the rate nine times, from 1.00% to 3.25%. However, longer-term interest rates did not move in the same direction - they actually fell. The yield on the 10-year Treasury, for example, declined from 4.65% to

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     3.93% during the period. For much of the period, this made it generally easy for borrowers, from corporations to home-buyers, to borrow at even lower rates. In this environment, longer-maturity bonds also did particularly well - the total return on the 30-year Treasury for the year was more than 22%. Corporate bonds - led by high-yielding securities - also did very well. The total return for the Merrill Lynch High Yield Master II Index was 10.5%. The poorest performance tended to come from bonds with maturities of five years or less - they were most affected by the rate increases of the Federal Reserve. This narrowing of the difference between the yields of short-maturity and long-maturity bonds - a flattening of the yield curve - came despite the Fed's efforts to tighten financial conditions. That resulted in a "conundrum" as described by Fed Chairman Alan Greenspan, who sought to control growth and thwart inflationary pressures by raising rates. It was not until early in 2005 that the cumulative effect of the Fed's hikes began to impact markets. Then the yields of some bonds began to rise - and their prices declined. The U.S. dollar, which had been declining in value in international currency markets, also began to strengthen somewhat.

     During this 12-month period, we continued to focus on corporate securities, although we did upgrade overall credit quality and reduce credit risk a bit in the second half of the fiscal year as the yield advantages of lower-rated bonds receded. Average credit quality of the Fund rose from A to AA-. Throughout the year, we emphasized mortgage pass-through securities
     - which constituted about 55% of Fund assets at the end of the fiscal year. Corporate bonds accounted for about 33% of Fund assets, including 13.3% in high-yielding, below-investment grade securities. We generally maintained sensitivity to interest-rate changes close to the Lehman benchmark, although we lowered it in the second half of the year as the risks of rising interest rates grew. On June 30, 2005, duration - a measure of interest-rate sensitivity - was 4.2 years.

Q:   What types of investments had the greatest impact on performance?

A: Our investments in mortgages and corporate bonds helped Fund results substantially. Among individual corporate investments, securities issued by several insurance companies performed very well, including bonds of Allmerica Financial, Odyssey Re-Insurance, and Kingsway, a Canadian-based automobile insurer.

     As the price of oil and natural gas rose during the period, the bonds of Russian oil company Gazprom appreciated in value.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                            (continued)
--------------------------------------------------------------------------------

     Detracting from results, however, was our investment in bonds issued by Toys "R" Us, which fell in value after a private equity firm bought out the company under terms that disadvantaged bondholders. While we generally avoided automotive industry bonds, we did hold some securities issued by Ford that underperformed.

Q:   What is your investment outlook?

A: While we think monetary conditions finally have moved close to being neutral, we expect that the Federal Reserve Board may continue to raise short-term rates more, perhaps to 3.75% or 4.00%. How far the rate hikes go will depend upon the strength of the economy. However, we are seeing more stability in the bond market in recent weeks, and we have adopted a more conservative asset allocation policy in recognition of the relatively narrow spreads in yields between securities of different credit risks. In this environment, we expect to maintain a relatively short duration - to control against the risk of a rise in interest rates - and we anticipate continuing to emphasize mortgage securities.

     Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Fund will generally rise. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The securities issued by U.S. Government sponsored entities (i.e., FNMA Freddie Mac) is neither guaranteed nor issued by the U.S. Government. These risks may increase share price volatility.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05
--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                               Value
                            ASSET BACKED SECURITIES - 3.4%
                            Transportation - 0.6%
                            Airlines - 0.6%
1,469,362     A/A1          Southwest Airlines Co., 7.67%, 1/2/14                $  1,654,854
                                                                                 ------------
                            Total Transportation                                 $  1,654,854
                                                                                 ------------
                            Food & Drug Retailing - 0.3%
                            Hypermarkets & Supercenters - 0.3%
  751,917     AA/Aa2        Wal-Mart Stores, 8.62%, 1/1/10                       $    814,138
                                                                                 ------------
                            Total Food & Drug Retailing                          $    814,138
                                                                                 ------------
                            Diversified Financials - 1.0%
                            Diversified Financial Services - 1.0%
1,775,240     BBB-/Baa2     PF Export Receivable Master Trust, 6.436%,
                              6/1/15 (144A)                                      $  1,820,384
1,336,867     BBB/Baa2      Power Receivables Finance, 6.29%, 1/1/12 (144A)         1,388,898
                                                                                 ------------
                                                                                 $  3,209,282
                                                                                 ------------
                            Specialized Finance - 0.0%
   90,000     AAA/Aaa       MBNA Credit Card Master Note, Floating Rate Note,
                              12/15/08                                           $     90,088
                                                                                 ------------
                            Total Diversified Financials                         $  3,299,370
                                                                                 ------------
                            Utilities - 1.5%
                            Electric Utilities - 1.5%
1,660,000     BBB-/Baa3     Empresa Electric, 8.625%, 4/30/13 (144A)             $  1,836,632
1,755,467     BBB-/Baa2     FPL Energy America Wind LLC, 6.639%,
                              6/20/23 (144A)                                        1,895,308
  609,700     BB-/Ba2       FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)           616,559
                                                                                 ------------
                            Total Utilities                                      $  4,348,499
                                                                                 ------------
                            TOTAL ASSET BACKED SECURITIES
                            (Cost $9,634,975)                                    $ 10,116,861
                                                                                 ------------
                            COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
                            Diversified Financials - 0.9%
                            Diversified Financial Services - 0.9%
2,175,000     BBB-/Baa3     Tower 2004-1A E, 5.395%, 1/15/34                     $  2,137,892
  525,000     NR/Ba2        Tower 2004-2A F, 6.376%, 12/15/14                         526,524
                                                                                 ------------
                            Total Diversified Financials                         $  2,664,416
                                                                                 ------------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                            (Cost $2,700,000)                                    $  2,664,416
                                                                                 ------------

   The accompanying notes are an integral part of these financial statements. 15

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                    (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                               Value
                             CORPORATE BONDS - 28.1%
                             Energy - 2.2%
                             Integrated Oil & Gas - 0.0%
   45,000      BBB/Baa2      Petro-Canada, 4.0%, 7/15/13                          $     42,585
   25,000      BBB+/Baa1     USX Corp., 6.85%, 3/1/08                                   26,565
                                                                                  ------------
                                                                                  $     69,150
                                                                                  ------------
                             Oil & Gas Equipment & Services - 0.3%
  875,000      B+/Ba3        Holly Energy Partners LP, 6.25%, 3/1/15 (144A)       $    853,125
                                                                                  ------------
                             Oil & Gas Exploration & Production - 1.1%
2,000,000      BBB-/Baa3     Gazprom International SA., 7.201%, 2/1/20 (144A)     $  2,155,000
   75,000      BBB/Baa1      Pemex Project Funding Master, 9.125%, 10/13/10             87,825
  950,000      BBB-/Baa3     Tengizchevroil LLP, 6.124%, 11/15/14 (144A)               971,375
                                                                                  ------------
                                                                                  $  3,214,200
                                                                                  ------------
                             Oil & Gas Refining & Marketing - 0.1%
  320,000      BBB/Baa2      TGT Pipeline LLC, 5.50%, 2/1/17 (144A)               $    332,486
                                                                                  ------------
                             Oil & Gas Storage & Transportation - 0.7%
1,950,000      B-/B1         Colorado Interstate Gas, 5.95%, 3/15/15 (144A)       $  1,922,472
   65,000      BBB+/Baa1     Kinder Morgan Energy Partners, 6.75%, 3/15/11              71,485
                                                                                  ------------
                                                                                  $  1,993,957
                                                                                  ------------
                             Total Energy                                         $  6,462,918
                                                                                  ------------
                             Materials - 2.4%
                             Aluminum - 0.6%
1,700,000      B/B1          Novelis Inc., 7.25%, 2/15/15 (144A)                  $  1,706,375
                                                                                  ------------
                             Commodity Chemicals - 0.7%
  625,000      B+/B1         Invista, 9.25%, 5/1/12 (144A)                        $    683,594
1,500,000      BB+/Ba2       Nova Chemicals Ltd., 6.5%, 1/15/12                      1,455,000
                                                                                  ------------
                                                                                  $  2,138,594
                                                                                  ------------
                             Fertilizers & Agricultural Chemicals - 0.0%
   45,000      BBB+/Baa1     Potash Corp Saskatchewan, 4.875%, 3/1/13             $     45,458
                                                                                  ------------
                             Paper Packaging - 0.2%
  703,000      BB-/Ba3       Abitibi-Consolidated, Inc., 6.95%, 12/15/06          $    711,788
                                                                                  ------------
                             Paper Products - 0.5%
1,300,000      BB/Ba3        Bowater Canada Finance, 7.95%, 11/15/11              $  1,376,375
                                                                                  ------------
                             Specialty Chemicals - 0.4%
  500,000      BB/Ba1        Ferro Corp., 7.125%, 4/1/28                          $    527,935
  600,000      BB/Ba1        Ferro Corp., 7.625%, 5/1/13                               629,775
                                                                                  ------------
                                                                                  $  1,157,710
                                                                                  ------------
                             Total Materials                                      $  7,136,300
                                                                                  ------------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                        Value
                             Capital Goods - 1.3%
                             Aerospace & Defense - 0.0%
   40,000      A/A3          Boeing Co., 5.125%, 2/15/13                   $     41,861
                                                                           ------------
                             Electrical Component & Equipment - 1.0%
2,750,000      BBB-/Ba1      Thomas & Betts Corp., 7.25%, 6/1/13           $  3,015,408
                                                                           ------------
                             Trading Companies & Distributors - 0.3%
  950,000      BB+/Ba1       Noble Group, Ltd., 6.625%, 3/17/15 (144A)     $    877,073
                                                                           ------------
                             Total Capital Goods                           $  3,934,342
                                                                           ------------
                             Commercial Services & Supplies - 0.2%
                             Diversified Commercial Services - 0.2%
  500,000      BBB+/Baa1     Deluxe Corp., 3.5%, 10/1/07                   $    488,674
                                                                           ------------
                             Total Commercial Services & Supplies          $    488,674
                                                                           ------------
                             Automobiles & Components - 2.0%
                             Auto Parts & Equipment - 1.3%
1,730,000      B-/B3         Delphi Corp., 6.55%, 6/15/06 (b)              $  1,682,425
2,000,000      B+/Ba2        Sun Sage BV, 8.25%, 3/26/09 (144A)               2,125,000
                                                                           ------------
                                                                           $  3,807,425
                                                                           ------------
                             Automobile Manufacturers - 0.7%
  130,000      BB+/Baa3      Ford Motor Co., 7.25%, 10/1/08                $    128,764
2,055,000      BB+/Baa2      Ford Motor Credit Co., 5.7%, 1/15/10             1,895,411
                                                                           ------------
                                                                           $  2,024,175
                                                                           ------------
                             Total Automobiles & Components                $  5,831,600
                                                                           ------------
                             Consumer Durables & Apparel - 0.0%
                             Housewares & Specialties - 0.0%
   55,000      BBB+/Baa2     Newell Rubbermaid, Inc., 4.625%, 12/15/09     $     55,119
                                                                           ------------
                             Total Consumer Durables & Apparel             $     55,119
                                                                           ------------
                             Media - 0.1%
                             Broadcasting & Cable Television - 0.1%
  135,000      BBB+/Baa2     Comcast Corp., 5.3%, 1/15/14                  $    138,781
                                                                           ------------
                             Movies & Entertainment - 0.0%
   45,000      BBB+/Baa1     Time Warner, Inc., 6.75%, 4/15/11             $     49,868
                                                                           ------------
                             Total Media                                   $    188,649
                                                                           ------------
                             Retailing - 0.7%
                             Department Stores - 0.0%
   25,000      A-/Baa1       Nordstrom, Inc., 5.625%, 1/15/09              $     25,996
                                                                           ------------

   The accompanying notes are an integral part of these financial statements. 17

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                    (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                       Value
                             Specialty Stores - 0.7%
  580,000      BB/Ba2        Toys "R" Us, 7.375%, 10/15/18                $    469,800
1,825,000      BB/Ba2        Toys "R" Us, 7.875%, 4/15/13 (b)                1,633,375
                                                                          ------------
                                                                          $  2,103,175
                                                                          ------------
                             Total Retailing                              $  2,129,171
                                                                          ------------
                             Food, Beverage & Tobacco - 0.5%
                             Brewers - 0.0%
   55,000      BBB+/Baa1     Miller Brewing Co., 5.5%, 8/15/13 (144A)     $     56,997
                                                                          ------------
                             Packaged Foods & Meats - 0.0%
   55,000      A+/A1         Unilever Capital Corp., 7.125%, 11/1/10      $     62,177
                                                                          ------------
                             Soft Drinks - 0.0%
   55,000      A/A3          Bottling Group LLC, 5.0%, 11/15/13           $     56,895
                                                                          ------------
                             Tobacco - 0.5%
1,225,000      BBB/Baa2      Altria Group, Inc., 7.0%, 11/4/13            $  1,370,896
                                                                          ------------
                             Total Food, Beverage & Tobacco               $  1,546,965
                                                                          ------------
                             Health Care Equipment & Services - 2.3%
                             Health Care Distributors - 0.7%
2,066,000      BBB/Baa3      Cardinal Health, Inc., 6.0%, 1/15/06         $  2,083,730
                                                                          ------------
                             Health Care Facilities - 0.9%
2,735,000      BB+/Ba2       HCA, Inc., 6.3%, 10/1/12                     $  2,807,434
                                                                          ------------
                             Health Care Supplies - 0.7%
1,874,000      BBB/Baa3      Bausch & Lomb, 7.125%, 8/1/28                $  2,105,021
                                                                          ------------
                             Total Health Care Equipment & Services       $  6,996,185
                                                                          ------------
                             Banks - 0.5%
                             Diversified Banks - 0.0%
   45,000      A+/Aa2        U.S. Bancorp, 3.125%, 3/15/08                $     43,808
                                                                          ------------
                             Regional Banks - 0.5%
1,250,000      BBB-/Baa3     Hudson United Bank, 7.0%, 5/15/12            $  1,399,121
   55,000      A-/A2         Keycorp, 2.75%, 2/27/07                            53,726
                                                                          ------------
                                                                          $  1,452,847
                                                                          ------------
                             Total Banks                                  $  1,496,655
                                                                          ------------
                             Diversified Financials - 2.7%
                             Consumer Finance - 0.8%
2,340,000      A/A2          SLM Corp., Floating Rate, 7/25/14            $  2,318,074
                                                                          ------------
                             Investment Banking & Brokerage - 0.7%
1,275,000      B+/B1         E*Trade Financial Corp., 8.0%, 6/15/11       $  1,341,938
  750,000      B/B3          Refco Finance Holdings, 9.0%, 8/1/12              795,000
                                                                          ------------
                                                                          $  2,136,938
                                                                          ------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                                 Value
                            Diversified Financial Services - 1.2%
1,500,000     BBB-/Baa3     Bombardier Capital, Inc., 7.09%, 3/30/07               $  1,516,875
2,250,000     BBB-/Baa3     Glencore Funding LLC, 6.0%, 4/15/14 (144A)                2,157,518
                                                                                   ------------
                                                                                   $  3,674,393
                                                                                   ------------
                            Total Diversified Financials                           $  8,129,405
                                                                                   ------------
                            Insurance - 5.6%
                            Life & Health Insurance - 1.7%
   90,000     A-/A3         Lincoln National Corp., 5.25%, 6/15/07                 $     91,797
2,000,000     B-/B2         Presidential Life Corp., 7.875%, 2/15/09                  2,040,000
2,850,000     BB+/Ba1       Provident Companies, Inc., 7.0%, 7/15/18                  2,875,616
                                                                                   ------------
                                                                                   $  5,007,413
                                                                                   ------------
                            Multi-Line Insurance - 1.3%
1,700,000     BB/Ba1        Allmerica Financial Corp., 7.625%, 10/15/25            $  1,868,936
1,950,000     A/Baa1        Loews Corp., 5.25%, 3/15/16                               1,964,130
                                                                                   ------------
                                                                                   $  3,833,066
                                                                                   ------------
                            Property & Casualty Insurance - 1.2%
2,010,000     BBB-/NR       Kingsway America, Inc., 7.5%, 2/1/14                   $  2,133,571
1,400,000     BB/Baa3       Ohio Casualty Corp., 7.3%, 6/15/14                        1,539,716
                                                                                   ------------
                                                                                   $  3,673,287
                                                                                   ------------
                            Reinsurance - 1.4%
2,000,000     BBB-/Baa2     Odyssey Re Holdings, 7.65%, 11/1/13                    $  2,159,064
2,020,000     BBB/Baa2      Platinum Underwriters Financial, 7.5%,
                              6/1/17 (144A)                                           2,048,290
                                                                                   ------------
                                                                                   $  4,207,354
                                                                                   ------------
                            Total Insurance                                        $ 16,721,120
                                                                                   ------------
                            Real Estate - 3.7%
                            Real Estate Management & Development - 0.8%
2,200,000     BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15                $  2,354,000
                                                                                   ------------
                            Real Estate Investment Trusts - 2.9%
1,100,000     BBB-/Baa3     Colonial Reality LP, 6.15%, 4/15/13                    $  1,161,981
  890,000     B/B1          Crescent Real Estate, 7.5%, 9/15/07                         910,025
  850,000     BBB-/Baa3     Health Care REIT, Inc., 6.0%, 11/15/13                      874,942
  935,000     BBB-/Baa3     Health Care REIT, Inc., 8.0%, 9/12/12                     1,092,333
  775,000     BBB-/Baa3     Hospitality Properties Trust, 5.125%, 2/15/15               763,470
1,450,000     BBB-/Baa3     Hospitality Properties Trust, 6.75%, 2/15/13              1,592,528
1,484,000     B+/Ba3        Host Marriot LP, 6.375%, 3/15/15 (144A)                   1,469,160
  985,000     BB/Ba3        Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)        1,024,400
                                                                                   ------------
                                                                                   $  8,888,839
                                                                                   ------------
                            Total Real Estate                                      $ 11,242,839
                                                                                   ------------

   The accompanying notes are an integral part of these financial statements. 19

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                    (continued)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                               Value
                            Technology Hardware & Equipment - 1.5%
                            Communications Equipment - 0.8%
2,395,000     BBB-/Ba2      Corning, Inc., 5.9%, 3/15/14                         $  2,461,262
                                                                                 ------------
                            Computer Hardware - 0.7%
2,000,000     BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                           $  2,163,744
                                                                                 ------------
                            Total Technology Hardware & Equipment                $  4,625,006
                                                                                 ------------
                            Telecommunication Services - 0.8%
                            Integrated Telecom Services - 0.8%
  300,000     BB+/Ba1       AT&T Corp., 7.75%, 3/1/07                            $    315,846
2,600,000     B/Caa1        Intelsat, Ltd., 6.5%, 11/1/13                           2,106,000
                                                                                 ------------
                            Total Telecommunication Services                     $  2,421,846
                                                                                 ------------
                            Utilities - 1.6%
                            Electric Utilities - 1.6%
  750,000     BBB-/Baa3     Crocket Cogeneration, 5.869%, 3/30/25 (144A)         $    782,138
  710,000     BBB+/Baa3     Entergy Gulf States, 5.7%, 6/1/15                         726,379
1,555,000     BBB-/Baa3     Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)        1,587,748
1,000,000     BB-/Ba3       MSW Energy Holdings, 7.375%, 9/1/10                     1,025,000
   65,000     BBB/Baa1      PSE & G Power, 6.95% 6/1/12                                73,068
  465,000     B+/B1         Tenaska Alabama II Partners LP, 7.0%,
                              6/30/21 (144A)                                          470,813
                                                                                 ------------
                                                                                 $  4,665,146
                                                                                 ------------
                            Multi-Utilities - 0.0%
  100,000     BBB-/Baa3     Avista Corp., 7.75%, 1/1/07                          $    104,790
   25,000     BBB+/Baa1     Dominion Resources, 6.25%, 6/30/12                         27,138
                                                                                 ------------
                                                                                 $    131,928
                                                                                 ------------
                            Total Utilities                                      $  4,797,074
                                                                                 ------------
                            TOTAL CORPORATE BONDS
                            (Cost $81,788,553)                                   $ 84,203,868
                                                                                 ------------
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.5%
  140,000     AAA/Aaa       Fannie Mae, 5.24%, 8/7/18                            $    146,727
   65,000     AAA/Aaa       Federal Home Loan Bank, 3.875%, 6/14/13                    63,759
  195,000     AAA/Aaa       Federal Home Loan Bank, 6.0%, 4/15/32                     202,706
2,942,076     AAA/Aaa       Federal Home Loan Mortgage Corp., 4.5%, 3/1/20          2,930,932
3,486,766     AAA/Aaa       Federal Home Loan Mortgage Corp., 4.5%, 5/1/20          3,473,558
  500,000     AAA/Aaa       Federal Home Loan Mortgage Corp., 4.5%, 7/1/20            497,656
2,942,010     AAA/Aaa       Federal Home Loan Mortgage Corp., 5.0%, 6/1/35          2,945,747
3,725,126     AAA/Aaa       Federal Home Loan Mortgage Corp., 5.5%, 11/1/34         3,780,814
2,141,354     AAA/Aaa       Federal Home Loan Mortgage Corp., 5.5%, 12/1/18         2,207,792
2,806,036     AAA/Aaa       Federal Home Loan Mortgage Corp., 5.5%, 9/1/33          2,847,739

20 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                             Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
  567,167      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 5/1/17      $   586,477
  458,846      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 1/1/33          470,806
  859,922      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 2/1/33          883,211
3,102,175      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 3/1/33        3,184,026
1,897,716      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 9/1/33        1,947,182
2,008,798      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 12/1/33       2,062,267
1,441,499      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 1/1/34        1,479,057
6,625,613      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 5/1/34        6,798,225
2,467,048      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.0%, 8/1/34        2,531,319
   61,180      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.5%, 1/1/29           63,570
   22,576      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.5%, 4/1/31           23,417
  168,936      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.5%, 7/1/32          175,149
  131,100      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.5%, 7/1/33          136,306
1,492,838      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.5%, 10/1/33       1,552,807
   10,097      AAA/Aaa       Federal Home Loan Mortgage Corp., 7.0%, 12/1/30          10,632
    9,080      AAA/Aaa       Federal Home Loan Mortgage Corp., 7.0%, 6/1/31            9,578
   13,713      AAA/Aaa       Federal Home Loan Mortgage Corp., 8.0%, 9/15/06          13,745
    9,064      AAA/Aaa       Federal Home Loan Mortgage Corp., 8.0%, 4/1/08            9,342
  231,529      AAA/Aaa       Federal National Mortgage Association,
                               4.816%, 12/1/12                                       237,207
  287,905      AAA/Aaa       Federal National Mortgage Association,
                               5.0%, 12/1/17                                         291,470
  682,982      AAA/Aaa       Federal National Mortgage Association,
                               5.0%, 2/1/20                                          691,066
  187,022      AAA/Aaa       Federal National Mortgage Association,
                               5.0%, 3/1/33                                          187,284
  150,860      AAA/Aaa       Federal National Mortgage Association,
                               5.0%, 5/1/34                                          151,023
  236,354      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 9/1/17                                          242,791
  271,625      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 2/1/18                                          279,443
1,380,642      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 12/1/18                                       1,418,123
1,047,868      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 4/1/19                                        1,076,408
4,002,327      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 9/1/19                                        4,111,178
  102,701      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 7/1/23                                          104,838

   The accompanying notes are an integral part of these financial statements. 21

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                    (continued)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                     Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,948,557     AAA/Aaa       Federal National Mortgage Association,
                              5.5%, 3/1/25                              $ 1,988,569
2,531,477     AAA/Aaa       Federal National Mortgage Association,
                              5.5%, 7/1/33                                2,568,429
  556,418     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 6/1/16                                  575,484
    9,403     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 1/1/29                                    9,665
   17,856     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 9/1/29                                   18,349
  108,014     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 2/1/32                                  110,881
   76,120     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 8/1/32                                   78,090
1,041,846     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 10/1/32                               1,068,809
  239,034     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 11/1/32                                 245,220
1,138,614     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 2/1/33                                1,168,082
  107,834     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 3/1/33                                  110,595
2,735,682     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 4/1/33                                2,805,730
2,637,376     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 7/1/33                                2,704,906
1,470,344     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 9/1/34                                1,507,943
   13,938     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 1/1/15                                   14,516
   76,209     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 7/1/29                                   79,140
  154,060     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 5/1/31                                  159,805
  267,510     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 6/1/31                                  277,634
  131,588     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 8/1/31                                  136,495
  136,475     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 9/1/31                                  141,564

22 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal    S&P/Moody's
Amount       Ratings
USD ($)      (unaudited)                                                     Value
                           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
159,631      AAA/Aaa       Federal National Mortgage Association,
                             6.5%, 10/1/31                             $   165,584
280,875      AAA/Aaa       Federal National Mortgage Association,
                             6.5%, 2/1/32                                  291,238
346,611      AAA/Aaa       Federal National Mortgage Association,
                             6.5%, 3/1/32                                  359,312
371,835      AAA/Aaa       Federal National Mortgage Association,
                             6.5%, 10/1/32                                 385,460
 75,262      AAA/Aaa       Federal National Mortgage Association,
                             6.5%, 7/1/34                                   77,915
 92,391      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 10/25/07                                 94,500
 19,137      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 3/1/12                                   20,061
 62,126      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 7/1/22                                   65,662
 58,136      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 12/1/30                                  61,325
100,551      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 4/1/31                                  106,066
161,388      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 8/1/31                                  170,230
 77,647      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 9/1/31                                   81,901
198,843      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 12/1/31                                 209,737
205,283      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 1/1/32                                  216,530
 13,898      AAA/Aaa       Federal National Mortgage Association,
                             7.5%, 8/1/20                                   14,859
  4,605      AAA/Aaa       Federal National Mortgage Association,
                             7.5%, 4/1/30                                    4,920
 12,627      AAA/Aaa       Federal National Mortgage Association,
                             8.0%, 4/1/20                                   13,580
 16,001      AAA/Aaa       Federal National Mortgage Association,
                             8.0%, 2/1/29                                   17,248
  4,761      AAA/Aaa       Federal National Mortgage Association,
                             8.0%, 2/1/30                                    5,123
  4,950      AAA/Aaa       Federal National Mortgage Association,
                             8.0%, 4/1/30                                    5,323

   The accompanying notes are an integral part of these financial statements. 23

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                    (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                           Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
    3,157      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 7/1/30                                    $     3,396
    4,435      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 10/1/30                                         4,770
    5,756      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 1/1/31                                          6,190
   64,011      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 3/1/31                                         68,878
    3,012      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 5/1/31                                          3,239
   27,028      AAA/Aaa       Federal National Mortgage Association,
                               10.3%, 4/25/19                                       30,227
  634,011      AAA/Aaa       Government National Mortgage Association I,
                               6.0%, 2/15/29                                       655,229
   65,490      AAA/Aaa       Government National Mortgage Association I,
                               7.0%, 12/15/30                                       69,370
2,396,029      AAA/Aaa       Government National Mortgage Association II,
                               5.5%, 3/20/34                                     2,444,031
   16,880      AAA/Aaa       Government National Mortgage Association II,
                               6.5%, 2/20/29                                        17,583
    8,466      AAA/Aaa       Government National Mortgage Association II,
                               6.5%, 3/20/29                                         8,818
  314,949      AAA/Aaa       Government National Mortgage Association II,
                               7.0%, 1/20/29                                       332,146
   21,366      AAA/Aaa       Government National Mortgage Association II,
                               7.0%, 12/20/30                                       22,525
  552,411      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 7/15/33                                       546,557
5,111,676      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 8/15/33                                     5,057,507
3,240,210      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 9/15/33                                     3,205,873
3,297,640      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 10/15/33                                    3,262,694
  154,226      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 2/15/34                                       152,544
  241,979      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 5/15/34                                       239,340
   49,032      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 6/15/34                                        48,498

24 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                      Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
  212,065      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 1/15/35                                $ 209,750
2,433,617      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 1/20/35                                2,399,432
  999,099      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 3/15/35                                  988,192
3,046,157      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 4/15/35                                3,012,903
1,043,887      AAA/Aaa       Government National Mortgage Association,
                               5.0%, 7/15/19                                1,062,862
  948,616      AAA/Aaa       Government National Mortgage Association,
                               5.0%, 9/15/33                                  957,327
2,015,787      AAA/Aaa       Government National Mortgage Association,
                               5.0%, 4/15/34                                2,033,859
1,994,933      AAA/Aaa       Government National Mortgage Association,
                               5.0%, 4/15/35                                2,012,852
2,000,000      AAA/Aaa       Government National Mortgage Association,
                               5.0%, 6/15/35                                2,017,964
  494,848      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 10/15/17                                 511,089
  760,064      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 11/15/18                                 785,025
  275,300      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 12/15/18                                 284,341
   19,814      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 4/15/19                                   20,463
4,761,061      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 8/15/19                                4,917,001
1,175,111      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 10/20/19                               1,209,937
  211,851      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 8/15/33                                  216,587
  275,320      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 10/15/33                                 281,475
  403,535      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 2/20/34                                  411,619
2,085,188      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 4/20/34                                2,126,963
3,411,096      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 7/15/34                                3,486,904

   The accompanying notes are an integral part of these financial statements. 25

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                    (continued)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                        Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,202,236     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 10/15/34                               $ 1,228,954
2,422,546     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 11/15/34                                 2,476,384
  235,679     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 11/20/34                                   240,401
   54,635     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 12/15/34                                    55,849
1,920,656     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 1/15/35                                  1,963,310
2,000,199     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 2/15/35                                  2,044,619
2,000,199     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 5/15/35                                  2,044,619
2,700,000     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 6/15/35                                  2,759,962
   21,878     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 8/15/13                                     22,722
    5,865     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 4/15/14                                      6,092
  759,292     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 5/15/17                                    788,540
  157,284     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 6/15/17                                    163,343
1,466,375     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 9/15/19                                  1,522,867
   23,823     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 3/15/32                                     24,600
   90,239     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 8/15/32                                     93,227
  429,880     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 9/15/32                                    443,896
  410,130     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 10/15/32                                   423,502
  195,501     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 11/15/32                                   201,875
1,826,812     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 1/15/33                                  1,886,229
  347,779     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 2/15/33                                    359,002

26 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                           Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
6,715,123     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 3/15/33                                    $6,932,785
  776,847     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 4/15/33                                       801,916
1,553,002     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 5/15/33                                     1,603,117
  140,987     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 6/18/33                                       145,537
  836,298     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 7/15/33                                       843,978
  718,942     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 10/15/33                                      742,143
9,192,063     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 11/20/33                                    9,468,578
  507,459     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 9/15/34                                       523,785
1,269,411     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 10/15/34                                    1,310,249
   71,652     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 2/15/29                                        74,952
  655,462     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 3/15/29                                       685,657
  689,551     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 5/15/29                                       721,769
  105,218     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 3/15/31                                       110,018
  254,736     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 5/15/31                                       266,387
   19,558     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 6/15/31                                        20,450
  311,833     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 10/15/31                                      326,058
  407,513     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 2/15/32                                       426,054
  115,702     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 5/15/32                                       120,967
  330,102     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 8/15/32                                       345,121
  387,219     AAA/Aaa       Government National Mortgage Association,
                              6.5%, 9/15/32                                       404,837

   The accompanying notes are an integral part of these financial statements. 27

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                    (continued)
--------------------------------------------------------------------------------

Principal    S&P/Moody's
Amount       Ratings
USD ($)      (unaudited)                                                        Value
                           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
 17,041      AAA/Aaa       Government National Mortgage Association,
                             6.5%, 10/15/33                               $    17,811
578,148      AAA/Aaa       Government National Mortgage Association,
                             6.5%, 1/15/34                                    604,278
 49,373      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 12/15/13                                    51,946
 13,081      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 4/15/28                                     13,869
 12,532      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 8/15/28                                     13,287
532,065      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 11/15/28                                   564,240
162,651      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 4/15/29                                    172,346
 66,547      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 2/15/30                                     70,489
 24,221      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 12/15/30                                    25,655
 61,637      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 3/15/31                                     65,288
 53,845      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 4/15/31                                     57,034
446,483      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 6/15/31                                    472,930
 22,213      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 2/15/26                                     23,860
 18,729      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 5/15/27                                     20,103
 84,756      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 8/15/29                                     90,866
 22,657      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 10/15/29                                    24,290
 37,908      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 2/15/31                                     40,624
346,941      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 12/15/31                                   371,792
  5,930      AAA/Aaa       Government National Mortgage Association,
                             7.75%, 11/15/29                                    6,373
 13,969      AAA/Aaa       Government National Mortgage Association,
                             7.75%, 2/15/30                                    15,007

28 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                               Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
    4,225      AAA/Aaa       Government National Mortgage Association,
                               9.5%, 5/15/20                                      $      4,707
    4,079      AAA/Aaa       Government National Mortgage Association,
                               10.0%, 1/15/06                                            4,217
    5,019      AAA/Aaa       Government National Mortgage Association,
                               10.0%, 1/15/18                                            5,671
  135,000      AAA/Aaa       U.S. Treasury Bonds, 3.125%, 10/15/08                     132,643
  100,000      AAA/Aaa       U.S. Treasury Bonds, 4.0%, 2/15/14                        100,602
1,500,000      AAA/Aaa       U.S. Treasury Bonds, 4.0%, 2/15/15                      1,505,333
   35,000      AAA/Aaa       U.S. Treasury Bonds, 4.25%, 8/15/13                        35,875
4,650,000      AAA/Aaa       U.S. Treasury Bonds, 5.25%, 11/15/28                    5,310,988
  840,000      AAA/Aaa       U.S. Treasury Bonds, 5.25%, 2/15/29                       960,717
  135,000      AAA/Aaa       U.S. Treasury Bonds, 7.125%, 2/15/23                      182,440
1,000,000      AAA/Aaa       U.S. Treasury Bonds, 8.0%, 11/15/21                     1,440,898
   35,000      AAA/Aaa       U.S. Treasury Notes, 1.5%, 7/31/05                         34,952
  340,000      AAA/Aaa       U.S. Treasury Notes, 3.5%, 1/15/11                        418,612
2,000,000      AAA/Aaa       U.S. Treasury Notes, 3.625%, 1/15/10                    1,990,546
2,700,000      AAA/Aaa       U.S. Treasury Notes, 4.125%, 5/15/15                    2,739,444
1,470,000      AAA/Aaa       U.S. Treasury Notes, 4.25%, 11/15/14                    1,504,510
6,260,000      AAA/Aaa       U.S. Treasury Notes, 5.375%, 2/15/31                    7,386,800
  120,000      AAA/Aaa       U.S. Treasury Notes, 5.5%, 8/15/28                        141,314
  105,000      AAA/Aaa       U.S. Treasury Notes, 6.0%, 8/15/09                        114,085
  135,000      AAA/Aaa       U.S. Treasury Notes, 7.0%, 7/15/06                        139,677
                                                                                  ------------
                             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                             (Cost $182,278,250)                                  $184,588,287
                                                                                  ------------
                             U.S. GOVERNMENT OBLIGATIONS - 1.6%
4,550,000      AAA/Aaa       U.S. Treasury Strip, Zero Coupon, 2/15/11            $  3,688,216
1,500,000      AAA/Aaa       U.S. Treasury Strip, Zero Coupon, 5/15/13               1,100,759
                                                                                  ------------
                             TOTAL U.S. GOVERNMENT OBLIGATIONS
                             (Cost $4,733,185)                                    $  4,788,975
                                                                                  ------------
                             MUNICIPAL BONDS - 0.8%
1,225,000      BBB/Baa3      District of Columbia Tobacco Settlement Financing
                               Corp., 6.75%, 5/15/40                              $  1,350,256
  530,000      A/Aa3         Tobacco Settlement Authority Iowa, 6.79%, 6/1/10          527,371
  500,000      BBB/Baa3      Tobacco Settlement Financing Corp. Revenue,
                               5.875%, 5/15/39                                         520,290
                                                                                  ------------
                             TOTAL MUNICIPAL BONDS
                             (Cost $2,024,227)                                    $  2,397,917
                                                                                  ------------

   The accompanying notes are an integral part of these financial statements. 29

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                    (continued)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                            Value
                            TEMPORARY CASH INVESTMENTS - 4.1%
                            Repurchase Agreement - 3.0%
9,000,000                   UBS Warburg, 2.75%, dated 6/30/05, repurchase
                            price of $9,000,000 plus accrued interest
                            on 7/1/05, collateralized by $9,146,000
                            U.S. Treasury Note, 2.0%, 8/31/05                 $  9,000,000
                                                                              ------------

Shares
                            Security Lending Collateral - 1.1%
3,248,965                   Securities Lending Investment Fund, 3.29%         $  3,248,965
                                                                              ------------
                            TOTAL TEMPORARY CASH INVESTMENTS
                            (Cost $12,248,965)                                $ 12,248,965
                                                                              ------------
                            TOTAL INVESTMENTS IN SECURITIES - 100.4%
                            (Cost $295,408,155) (a) (b)                       $301,009,289
                                                                              ------------
                            OTHER ASSETS AND LIABILITIES - (0.4%)             $ (1,185,207)
                                                                              ------------
                            TOTAL NET ASSETS - 100.0%                         $299,824,082
                                                                              ============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institiutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $28,781,345 or 9.6% of total net assets.

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $295,372,175 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost                      $  7,622,522
         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value                        (1,985,408)
                                                                              ------------
         Net unrealized gain                                                  $  5,637,114
                                                                              ============

(b)      At June 30, 2005, the following securities were out on loan:

           Principal                                                           Market
            Amount       Security                                               Value
         $ 1,643,500     Delphi Corp., 6.55%, 6/15/06                         $1,602,789
           1,733,750     Toys R Us, 7.875%, 4/15/13                            1,580,150
                                                                              ----------
                         Total                                                $3,182,939
                                                                              ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2005 were as follows:

                                                              Purchases           Sales
         Long-term US Government                            $113,398,206      $45,389,996
         Other Long-term Securities                           44,150,411       84,221,351

30 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $3,182,939) (cost $295,408,155)                               $ 301,009,289
  Receivables -
    Fund shares sold                                                    981,166
    Interest                                                          2,542,120
    Due from Pioneer Investment Management, Inc.                         55,408
  Other                                                                   1,256
                                                                  -------------
     Total assets                                                 $ 304,589,239
                                                                  -------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $     498,164
    Fund shares repurchased                                             357,897
    Dividends                                                           183,523
    Upon return of securities loaned                                  3,248,965
  Due to bank                                                           205,904
  Due to affiliates                                                     183,572
  Accrued expenses                                                       87,132
                                                                  -------------
     Total liabilities                                            $   4,765,157
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 296,343,046
  Undistributed net investment income                                   194,187
  Accumulated net realized loss on investments                       (2,314,285)
  Net unrealized gain on investments                                  5,601,134
                                                                  -------------
     Total net assets                                             $ 299,824,082
                                                                  =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $174,054,750/18,520,613 shares)               $        9.40
                                                                  =============
  Class B (based on $56,827,630/6,074,024 shares)                 $        9.36
                                                                  =============
  Class C (based on $42,160,023/4,521,443 shares)                 $        9.32
                                                                  =============
  Investor Class (based on $4,496,216/478,182 shares)             $        9.40
                                                                  =============
  Class R (based on $1,258,930/132,564 shares)                    $        9.50
                                                                  =============
  Class Y (based on $21,026,533/2,252,872 shares)                 $        9.33
                                                                  =============
MAXIMUM OFFERING PRICE:
  Class A ($9.40 [divided by] 95.5%)                              $        9.84
                                                                  =============

   The accompanying notes are an integral part of these financial statements. 31

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 6/30/05

INVESTMENT INCOME:
  Interest                                                 $14,358,462
  Income from securities loaned, net                            24,176
                                                           -----------
     Total investment income                                                 $14,382,638
                                                                             -----------
EXPENSES:
  Management fees                                          $ 1,359,070
  Transfer agent fees and expenses
    Class A                                                    536,361
    Class B                                                    223,579
    Class C                                                     95,662
    Investor Class                                               9,494
    Class R                                                      2,690
    Class Y                                                        842
  Distribution fees
    Class A                                                    412,988
    Class B                                                    553,490
    Class C                                                    312,987
    Class R                                                      4,335
  Administrative reimbursements                                 53,908
  Custodian fees                                                24,622
  Registration fees                                            108,934
  Professional fees                                             61,351
  Printing expense                                              41,220
  Fees and expenses of nonaffiliated trustees                    9,307
  Miscellaneous                                                 14,376
                                                           -----------
     Total expenses                                                          $ 3,825,216
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                              (272,607)
     Less fees paid indirectly                                                    (8,265)
                                                                             -----------
     Net expenses                                                            $ 3,544,344
                                                                             -----------
       Net investment income                                                 $10,838,294
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                           $ 5,924,830
                                                                             -----------
  Change in net unrealized gain on investments                               $ 2,758,062
                                                                             -----------
    Net gain on investments                                                  $ 8,682,892
                                                                             -----------
    Net increase in net assets resulting from operations                     $19,521,186
                                                                             ===========

32 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 6/30/05 and 6/30/04, respectively

                                                         Year Ended       Year Ended
                                                           6/30/05          6/30/04
FROM OPERATIONS:
Net investment income                                   $  10,838,294    $  11,300,759
Net realized gain on investments                            5,924,830       10,312,487
Change in net unrealized gain (loss) on investments         2,758,062      (15,238,151)
                                                        -------------    -------------
    Net increase in net assets resulting from
     operations                                         $  19,521,186    $   6,375,095
                                                        -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.47 and $0.50 per share, respectively)   $  (8,304,200)   $  (9,078,180)
    Class B ($0.38 and $0.42 per share, respectively)      (2,287,184)      (2,946,305)
    Class C ($0.39 and $0.39 per share, respectively)      (1,299,699)      (1,231,371)
    Investor Class ($0.26 and $0.00 per share,
     respectively)                                           (178,964)               -
    Class R ($0.44 and $0.52 per share, respectively)         (40,890)          (6,993)
    Class Y ($0.51 and $0.55 per share, respectively)        (778,239)        (599,222)
                                                        -------------    -------------
     Total distributions to shareowners                 $ (12,889,176)   $ (13,862,071)
                                                        -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 108,065,548    $  95,479,727
Share issued in reorganization                              9,260,087             --
Reinvestment of distributions                              10,153,547       10,582,523
Cost of shares repurchased                                (93,990,071)    (137,073,994)
                                                        -------------    -------------
    Net increase (decrease) in net assets resulting
     from fund share transactions                       $  33,489,111    $ (31,011,744)
                                                        -------------    -------------
    Net increase (decrease) in net assets               $  40,121,121    $ (38,498,720)
NET ASSETS:
Beginning of year                                         259,702,961      298,201,681
                                                        -------------    -------------
End of year (including undistributed net investment
  income of $194,187 and $651,743, respectively)        $ 299,824,082    $ 259,702,961
                                                        =============    =============

   The accompanying notes are an integral part of these financial statements. 33

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                 '05 Shares      '05 Amount      '04 Shares      '04 Amount
CLASS A
Shares sold                        4,629,687    $ 43,254,133       5,787,118    $ 53,766,418
Reinvestment of distributions        744,375       6,960,699         800,528       7,432,884
Less shares repurchased           (4,329,910)    (40,459,474)     (8,595,535)    (79,398,415)
                                ------------    ------------    ------------    ------------
    Net increase (decrease)        1,044,152    $  9,755,358      (2,007,889)   $(18,199,113)
                                ============    ============    ============    ============
CLASS B
Shares sold                        2,072,692    $ 19,272,139       2,231,993    $ 20,804,787
Reinvestment of distributions        182,582       1,699,954         226,473       2,094,447
Less shares repurchased           (2,499,953)    (23,264,769)     (4,398,519)    (40,683,805)
                                ------------    ------------    ------------    ------------
    Net decrease                    (244,679)   $ (2,292,676)     (1,940,053)   $(17,784,571)
                                ============    ============    ============    ============
CLASS C
Shares sold                        2,724,251    $ 25,177,847       1,382,221    $ 12,730,696
Reinvestment of distributions        105,060         974,901          95,400         878,128
Less shares repurchased           (1,330,493)    (12,355,814)     (1,652,312)    (15,161,984)
                                ------------    ------------    ------------    ------------
    Net increase (decrease)        1,498,818    $ 13,796,934        (174,691)   $ (1,553,160)
                                ============    ============    ============    ============
INVESTOR CLASS
Shares sold                                -    $          -
Shares issued in
  reorganization                     985,115       9,260,087
Reinvestment of distributions         13,153         123,059
Less shares repurchased             (520,086)     (5,057,239)
                                ------------    ------------
    Net increase                     478,182    $  4,325,907
                                ============    ============
CLASS R
Shares sold                          119,514    $  1,130,666          42,046    $    399,828
Reinvestment of distributions            819           7,734             187           1,754
Less shares repurchased              (24,978)       (236,438)         (5,079)        (47,919)
                                ------------    ------------    ------------    ------------
    Net increase                      95,355    $    901,962          37,154    $    353,663
                                ============    ============    ============    ============
CLASS Y
Shares sold                        2,069,705    $ 19,230,763         841,637    $  7,777,998
Reinvestment of distributions         41,689         387,200          19,012         175,310
Less shares repurchased           (1,351,154)    (12,616,337)       (193,348)     (1,781,871)
                                ------------    ------------    ------------    ------------
    Net increase                     760,240    $  7,001,626         667,301    $  6,171,437
                                ============    ============    ============    ============

34 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                               6/30/05        6/30/04        6/30/03      6/30/02 (a)      6/30/01
                                                             -----------    -----------    -----------    -----------    ----------
CLASS A
Net asset value, beginning of period                         $      9.18    $      9.41    $      8.89    $      8.78    $     8.47
                                                             -----------    -----------    -----------    -----------    ----------
Increase (decrease) from investment operations:
 Net investment income                                       $      0.40    $      0.41    $      0.45    $      0.52    $     0.57
 Net realized and unrealized gain (loss) on investments             0.29          (0.14)          0.53           0.13          0.31
                                                             -----------    -----------    -----------    -----------    ----------
   Net increase from investment operations                   $      0.69    $      0.27    $      0.98    $      0.65    $     0.88
Distributions to shareowners:
 Net investment income                                             (0.47)         (0.50)         (0.46)         (0.54)        (0.57)
                                                             -----------    -----------    -----------    -----------    ----------
Net increase (decrease) in net asset value                   $      0.22    $     (0.23)   $      0.52    $      0.11    $     0.31
                                                             -----------    -----------    -----------    -----------    ----------
Net asset value, end of period                               $      9.40    $      9.18    $      9.41    $      8.89    $     8.78
                                                             ===========    ===========    ===========    ===========    ==========
Total return*                                                       7.64%          2.98%         11.38%          7.58%        10.70%
Ratio of net expenses to average net assets+                        1.05%          1.14%          1.20%          1.16%         1.21%
Ratio of net investment income to average net assets+               4.27%          4.42%          5.02%          5.79%         6.53%
Portfolio turnover rate                                               49%            63%            48%            59%           43%
Net assets, end of period (in thousands)                     $   174,055    $   160,421    $   183,338    $   143,713    $   98,004
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                       1.18%          1.14%          1.20%          1.16%         1.18%
 Net investment income                                              4.14%          4.42%          5.02%          5.79%         6.56%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                       1.05%          1.14%          1.20%          1.16%         1.18%
 Net investment income                                              4.27%          4.42%          5.02%          5.79%         6.56%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements. 35

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                                   6/30/05       6/30/04       6/30/03     6/30/02 (a)     6/30/01
                                                                 ----------    ----------    ----------    ----------    ----------
CLASS B
Net asset value, beginning of period                             $     9.14    $     9.37    $     8.87    $     8.77    $     8.44
                                                                 ----------    ----------    ----------    ----------    ----------
Increase (decrease) from investment operations:
 Net investment gain                                             $     0.32    $     0.33    $     0.37    $     0.44    $     0.50
 Net realized and unrealized gain (loss) on investments                0.28         (0.14)         0.53          0.14          0.30
                                                                 ----------    ----------    ----------    ----------    ----------
   Net increase from investment operations                       $     0.60    $     0.19    $     0.90    $     0.58    $     0.80
Distributions to shareowners:
 Net investment income                                                (0.38)        (0.42)        (0.40)        (0.48)        (0.47)
                                                                 ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value                       $     0.22    $    (0.23)   $     0.50    $     0.10    $     0.33
                                                                 ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                                   $     9.36    $     9.14    $     9.37    $     8.87    $     8.77
                                                                 ==========    ==========    ==========    ==========    ==========
Total return*                                                          6.72%         2.04%        10.44%         6.78%         9.71%
Ratio of net expenses to average net assets+                           1.95%         1.98%         2.02%         1.95%         2.05%
Ratio of net investment income to average net assets+                  3.39%         3.55%         4.22%         5.02%         5.72%
Portfolio turnover rate                                                  49%           63%           48%           59%           43%
Net assets, end of period (in thousands)                         $   56,828    $   57,774    $   77,367    $   59,729    $   38,231
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                          2.02%         1.98%         2.02%         1.95%         2.04%
 Net investment income                                                 3.32%         3.55%         4.22%         5.02%         5.73%
Ratios with assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                          1.95%         1.98%         2.02%         1.95%         2.04%
 Net investment income                                                 3.39%         3.55%         4.22%         5.02%         5.73%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

36 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                                    6/30/05       6/30/04       6/30/03     6/30/02 (a)     6/30/01
CLASS C
Net asset value, beginning of period                              $     9.11    $     9.31    $     8.83    $     8.73    $    8.46
                                                                  ----------    ----------    ----------    ----------    ---------
Increase (decrease) from investment operations:
 Net investment income                                            $     0.32    $     0.33    $     0.37    $     0.44    $    0.48
 Net realized and unrealized gain (loss) on investments                 0.28         (0.14)         0.51          0.12         0.30
                                                                  ----------    ----------    ----------    ----------    ---------
   Net increase from investment operations                        $     0.60    $     0.19    $     0.88    $     0.56    $    0.78
Distributions to shareowners:
 Net investment income                                                 (0.39)        (0.39)        (0.40)        (0.46)       (0.51)
                                                                  ----------    ----------    ----------    ----------    ---------
Net increase (decrease) in net asset value                        $     0.21    $    (0.20)   $     0.48    $     0.10    $    0.27
                                                                  ----------    ----------    ----------    ----------    ---------
Net asset value, end of period                                    $     9.32    $     9.11    $     9.31    $     8.83    $    8.73
                                                                  ==========    ==========    ==========    ==========    =========
Total return*                                                           6.68%         2.11%        10.28%         6.55%        9.46%
Ratio of net expenses to average net assets+                            1.92%         1.97%         2.16%         2.14%        2.18%
Ratio of net investment income to average net assets+                   3.24%         3.59%         4.05%         4.78%        5.56%
Portfolio turnover rate                                                   49%           63%           48%           59%          43%
Net assets, end of period (in thousands)                          $   42,160    $   27,545    $   29,777    $   18,067    $   7,377
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                           1.92%         1.97%         2.16%         2.15%        2.15%
 Net investment income                                                  3.24%         3.59%         4.05%         4.77%        5.59%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                           1.91%         1.97%         2.16%         2.15%        2.15%
 Net investment income                                                  3.25%         3.59%         4.05%         4.77%        5.59%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements. 37

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 12/10/04 to
                                                                   6/30/05
INVESTOR CLASS
Net asset value, beginning of period                              $  9.40
                                                                  -------
Increase (decrease) from investment operations:
  Net investment income                                           $  0.22
  Net realized and unrealized gain on investments                    0.04
                                                                  -------
  Net increase from investment operations                         $  0.26
Distributions to shareowners:
  Net investment income                                             (0.26)
                                                                  -------
Net decrease in net asset value                                   $  0.00
                                                                  -------
Net asset value, end of period                                    $  9.40
                                                                  =======
Total return*                                                        2.84%(a)
Ratio of net expenses to average net assets+                         0.74%**
Ratio of net investment income to average net assets+                4.43%**
Portfolio turnover rate                                                49%(a)
Net assets, end of period (in thousands)                          $ 4,496
Ratios with no assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                       0.89%**
  Net investment income                                              4.28%**
Ratios with assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                                       0.74%**
  Net investment income                                              4.43%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a)  Not annualized.

38 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Year Ended  Year Ended     4/1/03 (a)
                                                   6/30/05      6/30/04      to 6/30/03
CLASS R
Net asset value, beginning of period               $  9.28     $  9.50       $  9.19
                                                   -------     -------       -------
Increase (decrease) from investment operations:
  Net investment income                            $  0.36     $  0.47       $  0.10
  Net realized and unrealized gain (loss)
   on investments                                     0.30       (0.17)         0.32
                                                   -------     -------       -------
  Net increase from investment operations          $  0.66     $  0.30       $  0.42
Distributions to shareowners:
  Net investment income                              (0.44)      (0.52)        (0.11)
                                                   -------     -------       -------
Net increase (decrease) in net asset value         $  0.22     $ (0.22)      $  0.31
                                                   -------     -------       -------
Net asset value, end of period                     $  9.50     $  9.28       $  9.50
                                                   =======     =======       =======
Total return*                                         7.27%       3.20%         4.55%(b)
Ratio of net expenses to average net assets+          1.31%       1.32%         1.42%**
Ratio of net investment income to average
  net assets+                                         3.77%       4.71%         4.13%**
Portfolio turnover rate                                 49%         63%           48%(b)
Net assets, end of period (in thousands)           $ 1,259     $   345       $     1
Ratios with no assumption of expenses by PIM
  and no reduction for fees paid indirectly:
  Net expenses                                        1.43%       1.32%         1.42%**
  Net investment income                               3.65%       4.71%         4.13%**
Ratios with assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                        1.31%       1.32%         1.42%**
  Net investment income                               3.77%       4.71%         4.13%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(b)  Not annualized.

   The accompanying notes are an integral part of these financial statements. 39

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year Ended       Year Ended       Year Ended      9/20/01 (a)
                                                                      6/30/05          6/30/04          6/30/03       to 6/30/02 (b)
CLASS Y
Net asset value, beginning of period                                $     9.12       $     9.35       $    8.87       $    8.85
                                                                    ----------       ----------       ---------       ---------
Increase (decrease) from investment operations:
 Net investment income                                              $     0.44       $     0.46       $    0.51       $    0.43
 Net realized and unrealized gain (loss) on investments                   0.28            (0.14)           0.51            0.04
                                                                    ----------       ----------       ---------       ---------
  Net increase from investment operations                           $     0.72       $     0.32       $    1.02       $    0.47
Distributions to shareowners:
 Net investment income                                                   (0.51)           (0.55)          (0.54)          (0.45)
                                                                    ----------       ----------       ---------       ---------
Net increase (decrease) in net asset value                          $     0.21       $    (0.23)      $    0.48       $    0.02
                                                                    ----------       ----------       ---------       ---------
Net asset value, end of period                                      $     9.33       $     9.12       $    9.35       $    8.87
                                                                    ==========       ==========       =========       =========
Total return*                                                             8.07%            3.48%          11.86%           5.48%(c)
Ratio of net expenses to average net assets+                              0.61%            0.58%           0.67%           0.64%**
Ratio of net investment income to average net assets+                     4.43%            5.05%           5.54%           6.28%**
Portfolio turnover rate                                                     49%              63%             48%             59%(c)
Net assets, end of period (in thousands)                            $   21,027       $   13,617       $   7,719       $   4,051
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                             0.61%            0.58%           0.67%           0.64%**
 Net investment income                                                    4.43%            5.05%           5.54%           6.28%**
Ratios with assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                             0.61%            0.58%           0.67%           0.64%**
 Net investment income                                                    4.43%            5.05%           5.54%           6.28%**

(a)  Class Y shares were first publicly offered on September 20, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.
(b) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.23%.
(c)  Not annualized.

40 The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income consistent with preservation of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's Outstanding Investor Class shares. All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shares and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05                              (continued)
--------------------------------------------------------------------------------

     sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At June 30, 2005 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Temporary cash investments are valued at amortized cost.

     All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At June 30, 2005, the Fund had a net capital loss carryforward of $2,350,265, of which $1,188,356 will expire in 2009, $77,493 will expire in
     2010 and $1,084,416 will expire in 2011, if not utilized.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended June 30, 2005 was as follows:

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         2005                 2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                    $12,889,176          $13,862,071
  Long-term capital gain                       -                    -
                                     -----------          -----------
   Total                             $12,889,176          $13,862,071
                                     ===========          ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at June 30, 2005.

--------------------------------------------------------------------------------
                                                              2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                           $   377,710
  Dividends payable                                          (183,523)
  Capital loss-carryforward                                (2,350,265)
  Unrealized appreciation                                   5,637,114
                                                          -----------
   Total                                                  $ 3,481,036
                                                          ===========
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of amortization.

     At June 30, 2005, the Fund has reclassified $1,593,326 to increase undistributed net investment income and $1,593,326 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $62,292 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2005.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y and Investor Class shares are not subject to a distribution plan. Shareowners of each class

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05                              (continued)
--------------------------------------------------------------------------------

     share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from the counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of the

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets.

Effective November 1, 2004, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class A expenses to 1.00% of the average daily net assets attributable to Class A shares. This expense limitation is in effect through November 1, 2007. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond November 1, 2007.

Through December 10, 2006, PIM has contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At June 30, 2005, $4,339 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $175,328 in transfer agent fees payable to PIMSS at June 30, 2005.

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05                              (continued)
--------------------------------------------------------------------------------

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $3,905 in distribution fees payable to PFD at June 30, 2005.

In addition, redemptions of Class A, Class B, Class C and Class R shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004 a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004 the CDSC on Class R shares was eliminated. Proceeds from the

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CDSCs are paid to PFD. For the year ended June 30, 2005, $137,300 in CDSCs were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended June 30, 2005, the Fund's expenses were reduced by $8,265 under such arrangements.

6.   Merger Information

On December 8, 2004, beneficial owners of Safeco Intermediate Term Bond Fund (one of the series that comprised Safeco Taxable Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------------
                                                      Safeco
                               Pioneer             Intermediate              Pioneer
                              Bond Fund           Term Bond Fund            Bond Fund
                        (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------------
Net Assets                $257,177,281              $9,260,087             $266,437,368

Shares Outstanding          27,433,514               1,085,975               28,418,629

Investor Class
Shares Issued                                                                   985,115

                                                   Unrealized             Accumulated
                                                  Appreciation              Gain on
                                                 on Closing Date          Closing Date
--------------------------------------------------------------------------------------------
Safeco Intermediate
Term Bond Fund                                      $  176,429             $     26,968
--------------------------------------------------------------------------------------------

Pioneer Bond Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Bond Fund (the "Fund") as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2001 were audited by other auditors who have ceased operations and whose report, dated August 10, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Bond Fund at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

Boston, Massachusetts
August 1, 2005

Pioneer Bond Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Bond Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Bond Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2004, the first quintile of the peer group for the three years ended June 30, 2004, and the first quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered that the yield before expenses to the Fund's Class A shareholders as of October 2004 exceeded the yield of the Lehman Aggregate Bond Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder

Pioneer Bond Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may

Pioneer Bond Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Bond Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 82 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Bond Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held          Length of Service         Principal Occupation               Other Directorships
Name and Age              With the Fund           and Term of Office        During Past Five Years             Held by this Trustee
John F. Cogan, Jr. (79)*  Chairman of the         Trustee since 2002.       Deputy Chairman and a Director     Chairman and Director
                          Board,                  Serves until              of Pioneer Global Asset            of ICI Mutual
                          Trustee and President   successor trustee is      Management S.p.A. ("PGAM");        Insurance Company;
                                                  elected or earlier        Non-Executive Chairman and a       Director of Harbor
                                                  retirement or             Director of Pioneer Investment     Global Company, Ltd.
                                                  removal                   Management USA Inc. ("PIM-USA");
                                                                            Chairman and a Director of
                                                                            Pioneer; Director of Pioneer
                                                                            Alternative Investment
                                                                            Management Limited (Dublin);
                                                                            President and a Director of
                                                                            Pioneer and affiliated funds;
                                                                            President and Director of
                                                                            Pioneer Funds Distributor, Inc.
                                                                            ("PFD"); President of all of the
                                                                            Pioneer Funds; and Of Counsel
                                                                            (since 2000, partner prior to
                                                                            2000), Wilmer Cutler Pickering
                                                                            Hale and Dorr LLP (counsel to
                                                                            PIM-USA and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================
Osbert M. Hood (52)**     Trustee and             Trustee since June,       President and Chief Executive      None
                          Executive Vice          2003. Serves until        Officer, PIM-USA since May 2003
                          President               successor trustee is      (Director since January 2001);
                                                  elected or earlier        President and Director of
                                                  retirement or             Pioneer since May 2003; Chairman
                                                  removal                   and Director of Pioneer
                                                                            Investment Management
                                                                            Shareholder Services, Inc.
                                                                            ("PIMSS") since May 2003;
                                                                            Executive Vice Executive Vice
                                                                            President and Chief Operating
                                                                            Officer of PIM-USA, November
                                                                            2000 to May 2003; Executive Vice
                                                                            President, Chief Financial
                                                                            Officer and Treasurer, John
                                                                            Hancock Advisers, L.L.C.,
                                                                            Boston, MA, November 1999 to
                                                                            November 2000.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================

Pioneer Bond Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held          Length of Service         Principal Occupation               Other Directorships
Name, Age and Address     With the Fund           and Term of Office        During Past Five Years             Held by this Trustee
David R. Bock **(61)      Trustee                 Trustee since 2005.       Senior Vice President and Chief    Director of The
3050 K. Street NW,                                Serves until successor    Financial Officer, I-trax, Inc.    Enterprise Social
Washington, DC 20007                              trustee is elected or     (publicly traded health care       Investment Company
                                                  earlier retirement or     services company) (2001 -          (privately-held
                                                  removal.                  present); Managing Partner,        affordable housing
                                                                            Federal City Capital Advisors      finance company);
                                                                            (boutique merchant bank)(1995 -    Director of New York
                                                                            2000; 2002 to 2004); Executive     Mortgage Trust
                                                                            Vice President and Chief           (publicly traded
                                                                            Financial Officer, Pedestal Inc.   mortgage REIT)
                                                                            (internet-based mortgage trading
                                                                            company) (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
====================================================================================================================================
Mary K. Bush (57)         Trustee                 Trustee since 2002.       President, Bush International      Director of Brady
3509 Woodbine Street,                             Serves until              (international financial           Corporation
Chevy Chase, MD 20815                             successor trustee         advisory firm)                     (industrial
                                                  is elected or earlier                                        identification and
                                                  retirement or removal                                        specialty coated
                                                                                                               material products
                                                                                                               manufacturer),
                                                                                                               Millennium Chemicals,
                                                                                                               Inc. (commodity
                                                                                                               chemicals), Mortgage
                                                                                                               Guaranty Insurance
                                                                                                               Corporation, and R.J.
                                                                                                               Reynolds Tobacco
                                                                                                               Holdings, Inc.
                                                                                                               (tobacco)
====================================================================================================================================
Margaret B.W. Graham (58) Trustee                 Trustee since 2002.       Founding Director, The Winthrop    None
1001 Sherbrooke Street                            Serves until              Group, Inc. (consulting firm);
West,                                             successor trustee         Professor of Management, Faculty
Montreal, Quebec, Canada                          is elected or earlier     of Management, McGill University
H3A 1G5                                           retirement or removal
====================================================================================================================================

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held          Length of Service         Principal Occupation               Other Directorships
Name, Age and Address     With the Fund           and Term of Office        During Past Five Years             Held by this Trustee
Marguerite A. Piret (57)  Trustee                 Trustee since 2002.       President and Chief Executive      Director of New
One Boston Place,                                 Serves until              Officer, Newbury, Piret &          America High Income
28th Floor,                                       successor trustee         Company, Inc. (investment          Fund, Inc.
Boston, MA 02108                                  is elected or earlier     banking firm)                      (closed-end
                                                  retirement or removal                                        investment company)
====================================================================================================================================
Stephen K. West (76)      Trustee                 Trustee since 2002.       Senior Counsel, Sullivan &         Director, The Swiss
125 Broad Street,                                 Serves until              Cromwell (law firm)                Helvetia Fund, Inc.
New York, NY 10004                                successor trustee                                            (closed-end
                                                  is elected or earlier                                        investment company)
                                                  retirement or removal                                        and AMVESCAP PLC
                                                                                                               (investment managers)
====================================================================================================================================
John Winthrop (69)        Trustee                 Trustee since 2002.       President, John Winthrop & Co.,    None
One North Adgers Wharf,                           Serves until              Inc. (private investment firm)
Charleston, SC 29401                              successor trustee
                                                  is elected or earlier
                                                  retirement or removal
====================================================================================================================================

Pioneer Bond Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                          Positions Held          Length of Service         Principal Occupation               Other Directorships
Name and Age              With the Fund           and Term of Office        During Past Five Years             Held by this Officer
Dorothy E. Bourassa (57)  Secretary               Since September,          Secretary of PIM-USA; Senior       None
                                                  2003. Serves              Vice President - Legal of
                                                  at the discretion of      Pioneer; and Secretary/Clerk of
                                                  the Board                 most of PIM-USA's subsidiaries
                                                                            since October 2000; Secretary of
                                                                            all of the Pioneer Funds since
                                                                            September 2003 (Assistant
                                                                            Secretary from November 2000 to
                                                                            September 2003); and Senior
                                                                            Counsel, Assistant Vice
                                                                            President and Director of
                                                                            Compliance of PIM-USA from April
                                                                            1998 through October 2000
====================================================================================================================================
Christopher J. Kelley (40)Assistant Secretary     Since September,          Assistant Vice President and       None
                                                  2003. Serves at           Senior Counsel of Pioneer since
                                                  the discretion of         July 2002; Vice President and
                                                  the Board                 Senior Counsel of BISYS Fund
                                                                            Services, Inc. (April 2001 to
                                                                            June 2002); Senior Vice
                                                                            President and Deputy General
                                                                            Counsel of Funds Distributor,
                                                                            Inc. (July 2000 to April 2001;
                                                                            Assistant Secretary of all
                                                                            Pioneer Funds since September
                                                                            2003
====================================================================================================================================
David C. Phelan (48)      Assistant Secretary     Since September,          Partner, Wilmer Cutler Pickering   None
                                                  2003. Serves at           Hale and Dorr LLP; Assistant
                                                  the discretion of         Secretary of all Pioneer Funds
                                                  the Board                 since September 2003
====================================================================================================================================
Vincent Nave (60)         Treasurer               Since 2002. Serves        Vice President - Fund              None
                                                  at the discretion of      Accounting, Administration None
                                                  the Board                 and Custody Services of Pioneer;
                                                                            and Treasurer of all of the
                                                                            Pioneer Funds (Assistant
                                                                            Treasurer from June 1999 to
                                                                            November 2000)
====================================================================================================================================

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held          Length of Service         Principal Occupation               Other Directorships
Name and Age              With the Fund           and Term of Office        During Past Five Years             Held by this Officer
Mark E. Bradley (45)      Assistant Treasurer     Since 2004. Serves        Deputy Treasurer of Pioneer        None
                                                  at the discretion of      since 2004; Treasurer and Senior
                                                  the Board                 Vice President, CDC IXIS Asset
                                                                            Management Services from 2002 to
                                                                            2003; Assistant Treasurer and
                                                                            Vice President, MFS Investment
                                                                            Management from 1997 to 2002;
                                                                            and Assistant Treasurer of all
                                                                            of the Pioneer Funds since
                                                                            November 2004
====================================================================================================================================
Luis I. Presutti (40)     Assistant Treasurer     Since 2002. Serves        Assistant Vice President - Fund    None
                                                  at the discretion of      Accounting, Administration and
                                                  the Board                 Custody Services of Pioneer; and
                                                                            Assistant Treasurer of all of
                                                                            the Pioneer Funds since November
                                                                            2000
====================================================================================================================================
Gary Sullivan (47)        Assistant Treasurer     Since 2002. Serves        Fund Accounting Manager - Fund     None
                                                  at the discretion of      Accounting, Administration and
                                                  the Board                 Custody Services of Pioneer; and
                                                                            Assistant Treasurer of all of
                                                                            the Pioneer Funds since May 2002
====================================================================================================================================
Katherine Kim Sullivan    Assistant Treasurer     Since September,          Fund Administration Manager -      None
(31)                                              2003. Serves              Fund Accounting, Administration
                                                  at the discretion of      and Custody Services since June
                                                  the Board                 2003; Assistant Vice President -
                                                                            Mutual Fund Operations of State
                                                                            Street Corporation from June
                                                                            2002 to June 2003 (formerly
                                                                            Deutsche Bank Asset Management);
                                                                            Pioneer Fund Accounting,
                                                                            Administration and Custody
                                                                            Services (Fund Accounting
                                                                            Manager from August 1999 to May
                                                                            2002, Assistant Treasurer of all
                                                                            Pioneer Funds since September
                                                                            2003
====================================================================================================================================

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held          Length of Service         Principal Occupation               Other Directorships
Name and Age              With the Fund           and Term of Office        During Past Five Years             Held by this Officer
Martin J. Wolin (37)      Chief Compliance        Since October, 2004.      Chief Compliance Officer of        None
                          Officer                 Serves at the             Pioneer (Director of Compliance
                                                  discretion of             and Senior Counsel from November
                                                  the Board                 2000 to September 2004); Vice
                                                                            President and Associate General
                                                                            Counsel of UAM Fund Services,
                                                                            Inc. (mutual fund administration
                                                                            company) from February 1998 to
                                                                            November 2000; and Chief
                                                                            Compliance Officer of all of the
                                                                            Pioneer Funds.
====================================================================================================================================

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                              1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                           1-800-225-4321

Retirement plans information                                   1-800-622-0176

Telecommunications Device for the Deaf (TDD)                   1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                              1-800-225-4240

Our internet e-mail address                     ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                      www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filings of its Form N-1A totaled approximately $49,795 in 2005 and $43,300 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund for the fiscal years ended June 30, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,800 for 2005 and $6,000 for 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended June 30, 2005 and 2004.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended June 30, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees
The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,800 in 2005 and $6,000 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.